Summary of significant accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2025
Leasehold improvements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Depreciation percentage per year	10.00%
Leasehold improvements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Depreciation percentage per year	20.00%
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Depreciation percentage per year	10.00%
Equipment And I T Equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciation percentage per year	20.00%
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation percentage per year	10.00%